CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTEREST INCOME:
Finance Charges	$ 266,963,826	$ 236,651,728	$ 213,087,060
Net Investment Income	8,177,846	7,457,734	6,882,483
Total Interest Income	275,141,672	244,109,462	219,969,543
INTEREST EXPENSE:
Senior Debt	26,875,546	22,213,128	20,281,290
Subordinated Debt	971,958	977,093	922,083
Total interest expense	27,847,504	23,190,221	21,203,373
NET INTEREST INCOME	247,294,168	220,919,241	198,766,170
Provision for Credit Losses	84,287,916	42,183,163	56,689,484
NET INTEREST INCOME AFTER PROVISION FOR CREDIT LOSSES	163,006,252	178,736,078	142,076,686
NET INSURANCE INCOME:
Premiums	56,984,335	53,231,581	49,780,940
Insurance Claims and Expense	(17,164,735)	(17,516,066)	(15,489,876)
Total	39,819,600	35,715,515	34,291,064
OTHER REVENUE	6,831,179	6,921,120	5,419,562
OPERATING EXPENSES:
Personnel Expense	113,732,789	109,011,575	99,684,473
Occupancy Expense	18,173,248	17,382,787	17,568,423
Other Expense	57,173,463	49,173,951	45,257,347
Total Operating Expenses	189,079,500	175,568,313	162,510,243
INCOME BEFORE INCOME TAXES	20,577,531	45,804,400	19,277,069
PROVISION FOR INCOME TAXES	4,417,904	3,943,393	3,386,807
NET INCOME	$ 16,159,627	$ 41,861,007	$ 15,890,262
BASIC EARNINGS PER SHARE (in dollars per share)	$ 95.06	$ 246.24	$ 93.47